Related Party Transactions - Additional Information (Detail) - Affiliated Entity $ in Millions			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2016 USD ($)	Dec. 29, 2013 USD ($)	Dec. 31, 2013 USD ($) Agreement	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($)	Dec. 28, 2014 USD ($)	Dec. 22, 2013 USD ($)
Related Party Transaction [Line Items]
Number of consulting services agreements | Agreement			2
Net sales with customer included in statement of operations				$ 1.1	$ 0.9	$ 3.2	$ 3.5	$ 4.0	$ 4.3
Accounts receivable due from customer included in the balance sheet				$ 0.7		0.7		0.1	0.5
Financing Fees Paid
Related Party Transaction [Line Items]
Fees paid related to financing offered to customers		$ 0.0				$ 0.4	$ 0.2	0.3	0.4
Consulting Services Agreement
Related Party Transaction [Line Items]
Fees paid related to financing offered to customers									0.3
Consulting Services Agreement Termination Fee
Related Party Transaction [Line Items]
Amount of the aggregate fee for contract termination agreement	$ 7.5
Predecessor | Financing Fees Paid
Related Party Transaction [Line Items]
Fees paid related to financing offered to customers										$ 0.2
Other Deere Subsidiaries | Inventory Purchases
Related Party Transaction [Line Items]
Purchases of inventory		0.0						0.0	0.5
Outstanding payables								$ 0.0	$ 0.0
Other Deere Subsidiaries | Predecessor | Inventory Purchases
Related Party Transaction [Line Items]
Purchases of inventory										2.1
CD&R
Related Party Transaction [Line Items]
Consulting services expense		$ 4.9
CD&R | Consulting Services Agreement
Related Party Transaction [Line Items]
Annual fee paid for consulting services			$ 1.3
Term of agreement			10 years
Ownership percentage floor which triggers contract termination			10.00%
CD&R | Predecessor
Related Party Transaction [Line Items]
Consulting services cost										13.6
Consulting services expense										0.5
CD&R | Predecessor | Debt Discount
Related Party Transaction [Line Items]
Consulting services cost										8.2
CD&R | Predecessor | Other Transaction
Related Party Transaction [Line Items]
Consulting services cost										$ 5.4
Deere | Consulting Services Agreement
Related Party Transaction [Line Items]
Annual fee paid for consulting services			$ 0.7